HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of assets and liabilities classified as discontinued operations relating to Russia (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Assets
Property and equipment	$ 2,726	$ 2,848	$ 8,329	$ 6,717
Goodwill	349	394
Other non-current assets	146	157
Inventories	19	18
Other current assets	201	208
Total assets held for sale	13,011	15,083
Liabilities
Non-current liabilities	3,883	5,439
Other non-current liabilities	25	20
Current liabilities	3,516	4,645
Assets and liabilities classified as held for sale
Assets
Intangible assets excl. goodwill	384
Assets and liabilities classified as held for sale | Russia
Assets
Property and equipment	3,454	3,941
Intangible assets excl. goodwill		356
Goodwill	217	617
Deferred tax assets	0	78
Other non-current assets	75	50
Inventories	80	113
Trade and other receivables	284	367
Other current assets	298	270
Total assets held for sale	4,792	5,792
Liabilities
Non-current liabilities	3,661	2,952
Debt and Derivatives - NCL	3,611	2,888
Other non-current liabilities	50	64
Current liabilities	963	1,280
Trade and other payables	452	691
Debt & Derivatives - CL	261	306
Other non-financial liabilities	250	283
Total liabilities held for sale	$ 4,624	$ 4,232